CAPITAL AND RESERVES (Details 4) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CAPITAL AND RESERVES
Beginning balance	$ 38,091,000	$ 28,758,000
Gain Loss on translation of foreign subsidiaries	(2,858,000)	9,333,000
Ending Balance	$ 35,233,000	$ 38,091,000